Game operation cost (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Game operation cost
Schedule of game operation cost

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Employee benefits expenses	(3,135)	(1,247)	(1,609)	(711)
Technical support services	(3,462)	(2,548)	(1,701)	(855)
	(6,597)	(3,795)	(3,310)	(1,566)

		2020,	2020, as previously	2019,	2019, as previously
	2021	restated*	reported	restated*	reported
Technical support services	(4,960)	(16,114)	(15,373)	(15,078)	(14,169)
Employee benefits expenses	(13,985)	(1,276)	(1,029)	(649)	(648)
	(18,945)	(17,390)	(16,402)	(15,727)	(14,817)

*For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).